Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)		Ordinary shares Class A		Ordinary shares Class B		Additional paid-in capital	Additional paid-in capital RSU	Accumulated Deficit	Accumulated other comprehensive (loss) income	Total
Balance at Dec. 31, 2024		$ 129	[1]	$ 400		$ 5,999,484		$ (1,931,686)	$ 1,121	$ 4,069,448
Balance (in Shares) at Dec. 31, 2024		1,290,000	[1]	4,000,000
Net (loss) income			[1]					363,524		363,524
Foreign currency translation			[1]						(33,303)	(33,303)
Balance at Jun. 30, 2025		$ 129	[1]	$ 400		5,999,484		(1,568,162)	(32,182)	4,399,669
Balance (in Shares) at Jun. 30, 2025		1,290,000	[1]	4,000,000
Balance at Dec. 31, 2025		$ 357	[1]	$ 400	[1]	19,278,129	788,915	(11,519,521)	3,613	8,551,893
Balance (in Shares) at Dec. 31, 2025	[1]	3,571,078		4,000,000
Issuance of ordinary shares		$ 30	[1]		[1]	845,750				845,780
Issuance of ordinary shares (in Shares)	[1]	299,922
Reversal of granted but unvested RSUs			[1]		[1]		(788,915)			(788,915)
Net (loss) income			[1]		[1]			(553,033)		(553,033)
Foreign currency translation			[1]		[1]				(40,721)	(40,721)
Balance at Jun. 30, 2026		$ 387	[1]	$ 400	[1]	$ 20,123,879		$ (12,072,554)	$ (37,108)	$ 8,015,004
Balance (in Shares) at Jun. 30, 2026	[1]	3,871,000		4,000,000

[1]	The share information is presented on a retrospective basis to reflect the stock split, share reclassification, shares increase and reorganization (Note 1).